Average Annual Total Returns - Class P2 Shares - Voya Emerging Markets Index Portfolio	Class P2 1 Yr	Class P2 5 Yrs	Class P2 10 Yrs	Class P2 Since Inception	Class P2 Inception Date	MSCI Emerging Markets IndexSM 1 Yr		MSCI Emerging Markets IndexSM 5 Yrs		MSCI Emerging Markets IndexSM 10 Yrs	MSCI Emerging Markets IndexSM Since Inception
Total	17.95%	12.50%		5.77%	May 03, 2017	18.31%	[1]	12.81%	[1]	[1]	6.76%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.